Acquisition of aircraft (Tables)	12 Months Ended
Dec. 31, 2017
Acquisition Of Aircraft Tables
Schedule of advanced payments and airctraft acquisition

As of December 31, 2017, commitments acquired with manufacturers for the purchase of aircraft and advance payments are summarized below.

	Year one	Year two	Year three	Year four	Thereafter	Total
Advance payments	$108,957	$209,243	$236,708	$205,594	$591,293	$1,351,795
Aircraft acquisition commitments	$290,481	$971,515	$2,123,151	$2,405,017	$8,981,499	$14,771,663